Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Inventory write down	$ 0.8	$ 0.4	$ 0.7